Condensed Consolidated Income Statements - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
IFRS Statement [Line Items]
Interest income		€ 52,336	€ 51,338
Interest expense		(29,625)	(30,127)
Interest income/ (charges)		22,711	21,211
Dividend income		624	471
Income from companies accounted for using the equity method		476	332
Commission income		9,280	8,553
Commission expense		(2,429)	(2,211)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		58	8
Gain or losses on financial assets and liabilities held for trading, net		571	701
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		180	523
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net		216	(301)
Gain or losses from hedge accounting, net		(40)	(13)
Exchange differences, net		(253)	114
Other operating income	[1]	682	745
Other operating expenses		(1,305)	(1,196)
Income from insurance and reinsurance contracts		247	237
Expenses from insurance and reinsurance contracts		(196)	(196)
Total income		30,822	28,978
Administrative expenses		(10,868)	(10,772)
Staff costs		(6,930)	(6,736)
Other general and administrative expenses		(3,938)	(4,036)
Depreciation and amortisation cost		(1,667)	(1,626)
Provisions or reversal of provisions, net		(1,750)	(1,012)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(6,571)	(6,524)
Impairment of investments in subsidiaries, joint ventures and associates, net		0	0
Impairment on non-financial assets, net		(30)	(147)
Tangible assets		(14)	(114)
Intangible assets		(8)	(28)
Others		(8)	(5)
Gain or losses on non financial assets and investments, net		16	(32)
Negative goodwill recognised in results		5	22
Gains or losses on non-current assets held for sale not classified as discontinued operations		4	217
Operating profit/(loss) before tax		9,961	9,104
Tax expense or income from continuing operations		(2,442)	(2,367)
Profit/(loss) for the period from continuing operations		7,519	6,737
Profit/( loss) after tax from discontinued operations		1,895	726
Profit/(loss) for the period		9,414	7,463
Profit attributable to non-controlling interests		441	630
Profit/(loss) attributable to the parent		€ 8,973	€ 6,833
Earnings/(losses) per share
Basic earnings per share (in euro per share)		€ 0.60	€ 0.43
Diluted earnings per share (in euro per share)		€ 0.60	€ 0.43
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		€ 87	€ 22
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income		3,374	2,736
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(20)	(55)
Financial assets at amortised cost
IFRS Statement [Line Items]
Interest income		39,590	38,800
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		(29)	(14)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(6,551)	(6,469)
Other interest income
IFRS Statement [Line Items]
Interest income		9,372	9,802
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0	0
Reclassification of financial assets at amortised cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		571	701
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		€ 180	€ 523

[1]	Includes -EUR 364 million at 30 June 2026 (-EUR 299 million at 30 June 2025) derived from the net monetary loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.